COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 10 – COMMITMENTS

In October 2022, the Company entered into two consulting agreements with two consultants for a period of one year by issuance each 100,000 shares of common stock for services (totally 200,000 shares of common stock). Pursuant to consulting agreements, the Company issued 50,000 shares of common stock valued at $1.50 per share based on subscription agreement in cash for amount of $75,000 during the year ended December 31, 2022. The Company’s commitment to 150,000 shares of common stock is upon completion of services rendered by the consultant. During the year ended December 31,2023, the Company valued the commitment of 150,000 shares of common stock and accrued consulting expenses of $349,500.

On September 28, 2022, the Company entered into a Share Exchange Agreement (‘SEA”) with Active World Holdings, Inc. a Pennsylvania corporation ( DBA Active World Club) , (“AWC”), for exchange 100% of issued and outstanding shares of capital stock of AWH’s wholly owned subsidiary, AWC Unity Metaverse, a corporation to be formed whose sole assets is its metaverse platform (“Metaverse Assets’) which can be replaced for the Company client base for 1,000,000 shares of Series B Convertible Preferred Stock of the Company. On December 15, 2022, the Company and AWH entered into the first amendment to SEA, and agreed (i) rename AWC Metaverse, Inc. (ii) issuance 500,000 shares of Series B convertible Preferred Stock upon the signing amendment and 500,000 shares of Series B Convertible Preferred Stock upon the completion the first $2,500,000 in metaverse sales (iii) AWC will have the sole right to choose the second tranche of 500,000 shares of Series B Convertible Preferred Stock into a like kind Preferred class to be determined in the wholly owned metaverse subsidiary contemplated herein.

As of March 31,2024, the first tranche of 500,000 shares of Series B Convertible Preferred Stock has not been issued.

On October 2,2023, the Company entered into a consulting agreement with an entity to provide services in connection with investors and investment activities for a period of six months by paying one-time $5,000 and 70,000 shares of common stock. The shares shall be valued at the closing bid price for the stock on the date of the agreement and subject to a turn-up at the end of the agreement should the Company share count increase from 88,572,767 share of common stock as of 9/29/2023. As of March 31,2024, due to not increasing in number of the Company’s common stock, the Company did not accrue any consulting expenses in connection with shares commitment.

On November 1,2023, the Company entered into a mutual venture agreement with an entity for operation of a yacht charter business. During the year ended December 31,2023, the Company received $100,000 from the other part of the agreement but the agreement was not completed and signed. As of March 31,2024, the Company is owning $100,000 to the other part of the agreement.

NOTE 11 – COMMITMENTS

In October 2022, the Company entered into two consulting agreements with two consultants for a period of one year by issuance each 100,000 shares of common stock for services (totally 200,000 shares of common stock). Pursuant to consulting agreements, the Company issued 50,000 shares of common stock valued at $1.50 per share based on subscription agreement in cash for amount of $75,000 during the year ended December 31, 2022. The Company’s commitment to 150,000 shares of common stock is upon completion of services rendered by the consultant. During the year ended December 31,2023, the Company valued the commitment of 150,000 shares of common stock and accrued consulting expenses of $349,500.

On September 28, 2022, the Company entered into a Share Exchange Agreement (‘SEA”) with Active World Holdings, Inc. a Pennsylvania corporation ( DBA Active World Club) , (“AWC”), for exchange 100% of issued and outstanding shares of capital stock of AWH’s wholly owned subsidiary, AWC Unity Metaverse, a corporation to be formed whose sole assets is its metaverse platform (“Metaverse Assets’) which can be replaced for the Company client base for 1,000,000 shares of Series B Convertible Preferred Stock of the Company. On December 15, 2022, the Company and AWH entered into the first amendment to SEA, and agreed (i) rename AWC Metaverse, Inc. (ii) issuance 500,000 shares of Series B convertible Preferred Stock upon the signing amendment and 500,000 shares of Series B Convertible Preferred Stock upon the completion the first $2,500,000 in metaverse sales (iii) AWC will have the sole right to choose the second tranche of 500,000 shares of Series B Convertible Preferred Stock into a like kind Preferred class to be determined in the wholly owned metaverse subsidiary contemplated herein.

As of December 31,2023, the first tranche of 500,000 shares of Series B Convertible Preferred Stock has not been issued.

On October 2,2023, the Company entered into a consulting agreement with an entity to provide services in connection with investors and investment activities for a period of six months by paying one-time $5,000 and 70,000 shares of common stock. The shares shall be valued at the closing bid price for the stock on the date of the agreement and subject to a turn-up at the end of the agreement should the Company share count increase from 88,572,767 share of common stock as of 9/29/2023. As of December 31,2023, due to not increasing in number of the Company’s common stock, the Company did not accrue any consulting expenses in connection with shares commitment.

On November 1,2023, the Company entered into a mutual venture agreement with an entity for operation of a yacht charter business. During the year ended December 31,2023, the Company received $100,000 from the other part of the agreement but the agreement was not completed and signed. As of December 31,2023, the Company is owning $100,000 to the other part of the agreement.